Cash and cash equivalents and financial investments (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Cash and cash equivalents and financial investments
Cash and cash equivalents	R$ 69,720		R$ 59,640
Short-term financial investments	66,007		103,187
Total	135,727		162,827	R$ 79,500	R$ 77,079
Financial investments	R$ 798,786	$ 143,139	R$ 0